Shareholder Fees - Commodity Return Strategy Portfolio	Apr. 16, 2025
Class 1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage of Offering Price)
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)
Redemption Fee (as a percentage of Amount Redeemed)
Exchange Fee (as a percentage of Amount Redeemed)
Class 2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage of Offering Price)
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)
Redemption Fee (as a percentage of Amount Redeemed)
Exchange Fee (as a percentage of Amount Redeemed)